Stock Options (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Number of options exercised	292,808	43,395
Stockholders' Equity, Period Increase (Decrease)	$ 3,600,000	$ 815,000